UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2014

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2014

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.44%

Aerospace & Defense 5.88%

Lockheed Martin Corp.	228,761	$37,128
United Technologies Corp.	701,100	82,043
Total		119,171

Air Freight & Logistics 0.92%

C.H. Robinson Worldwide, Inc.	311,664	16,163
FedEx Corp.	18,635	2,484
Total		18,647

Banks 0.11%

Commerce Bancshares, Inc.	47,764	2,133

Beverages 5.20%

Coca-Cola Co. (The)	1,431,879	54,698
PepsiCo, Inc.	632,802	50,668
Total		105,366

Building Products 0.10%

A.O. Smith Corp.	40,900	2,033

Capital Markets 2.03%

Eaton Vance Corp.	238,002	9,006
Franklin Resources, Inc.	550,257	29,301
SEI Investments Co.	87,179	2,927
Total		41,234

Chemicals 7.61%

Airgas, Inc.	47,900	5,164
Albemarle Corp.	83,942	5,539
International Flavors & Fragrances, Inc.	75,100	7,044
Monsanto Co.	486,349	53,508
PPG Industries, Inc.	183,268	36,254
Praxair, Inc.	170,437	22,220
RPM International, Inc.	80,259	3,360
Sherwin-Williams Co. (The)	87,800	17,602
Valspar Corp. (The)	49,166	3,675
Total		154,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2014

Investments	Shares	Fair Value (000)

Commercial Services & Supplies 0.27%

Cintas Corp.	56,296	$3,415
Republic Services, Inc.	59,700	2,036
Total		5,451

Communications Equipment 3.21%

QUALCOMM, Inc.	865,426	65,158

Containers & Packaging 0.25%

AptarGroup, Inc.	39,668	2,625
Bemis Co., Inc.	61,311	2,408
Total		5,033

Distributors 0.36%

Genuine Parts Co.	81,600	7,188

Diversified Telecommunication Services 1.74%

AT&T, Inc.	1,107,264	35,355

Electric: Utilities 5.37%

Edison International	86,400	4,525
NextEra Energy, Inc.	333,167	30,448
Northeast Utilities	133,022	5,913
PPL Corp.	536,969	17,339
Southern Co. (The)	627,722	26,584
Westar Energy, Inc.	86,400	2,956
Xcel Energy, Inc.	699,200	21,179
Total		108,944

Electrical Equipment 1.26%

Emerson Electric Co.	391,088	25,522

Energy Equipment & Services 0.25%

Helmerich & Payne, Inc.	50,208	4,958

Food & Staples Retailing 5.69%

Wal-Mart Stores, Inc.	789,470	58,973
Walgreen Co.	829,419	56,359
Total		115,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2014

Investments	Shares	Fair Value (000)

Food Products 1.53%

Bunge Ltd.	170,071	$13,539
Flowers Foods, Inc.	288,600	5,937
General Mills, Inc.	42,700	2,136
Hormel Foods Corp.	81,743	3,879
McCormick & Co., Inc.	81,700	5,425
Total		30,916

Gas Utilities 0.42%

National Fuel Gas Co.	46,541	3,496
UGI Corp.	113,400	5,068
Total		8,564

Health Care Equipment & Supplies 4.31%

Becton, Dickinson & Co.	221,980	25,577
C.R. Bard, Inc.	155,697	22,445
Medtronic, Inc.	337,503	20,000
Stryker Corp.	242,400	19,450
Total		87,472

Health Care Providers & Services 1.03%

Cardinal Health, Inc.	293,252	20,976

Hotels, Restaurants & Leisure 2.95%

McDonald’s Corp.	629,426	59,890

Household Durables 0.13%

Leggett & Platt, Inc.	84,533	2,709

Household Products 5.06%

Colgate-Palmolive Co.	832,448	52,303
Kimberly-Clark Corp.	456,415	50,365
Total		102,668

Industrial Conglomerates 3.03%

3M Co.	433,710	58,434
Carlisle Cos., Inc.	38,625	3,063
Total		61,497

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2014

Investments	Shares	Fair Value (000)

Information Technology Services 3.33%

Automatic Data Processing, Inc.	69,666	$5,419
International Business Machines Corp.	335,400	62,106
Total		67,525

Insurance 3.90%

ACE Ltd. (Switzerland)(a)	371,621	36,371
Aflac, Inc.	485,665	31,121
Brown & Brown, Inc.	69,900	2,104
Chubb Corp. (The)	24,200	2,117
Cincinnati Financial Corp.	42,875	2,010
HCC Insurance Holdings, Inc.	60,235	2,644
W.R. Berkley Corp.	65,978	2,721
Total		79,088

Leisure Equipment & Products 0.40%

Polaris Industries, Inc.	60,809	8,150

Machinery 5.46%

Caterpillar, Inc.	143,405	13,906
CLARCOR, Inc.	35,970	2,084
Deere & Co.	569,300	48,920
Donaldson Co., Inc.	74,168	3,177
Graco, Inc.	51,831	4,044
Illinois Tool Works, Inc.	57,988	4,784
Lincoln Electric Holdings, Inc.	45,331	3,399
Nordson Corp.	71,594	5,238
Stanley Black & Decker, Inc.	178,400	14,814
Valmont Industries, Inc.	71,100	10,354
Total		110,720

Multi-Line Retail 1.01%

Family Dollar Stores, Inc.	312,319	20,457

Multi-Utilities 0.93%

Alliant Energy Corp.	58,500	3,173
MDU Resources Group, Inc.	128,285	4,357
SCANA Corp.	226,951	11,234
Total		18,764

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2014

Investments	Shares	Fair Value (000)

Oil, Gas & Consumable Fuels 9.21%

Chevron Corp.	211,262	$24,365
Energen Corp.	91,100	7,328
EOG Resources, Inc.	192,117	36,391
Exxon Mobil Corp.	293,683	28,273
Murphy Oil Corp.	123,882	7,355
Occidental Petroleum Corp.	817,597	78,914
Williams Cos., Inc. (The)	99,800	4,122
Total		186,748

Pharmaceuticals 3.82%

AbbVie, Inc.	1,146,107	58,348
Johnson & Johnson	208,023	19,163
Total		77,511

Professional Services 0.11%

Robert Half International, Inc.	54,000	2,211

Road & Rail 0.82%

Norfolk Southern Corp.	181,318	16,665

Semiconductors & Semiconductor Equipment 3.83%

Intel Corp.	1,531,800	37,928
Linear Technology Corp.	373,787	17,508
Microchip Technology, Inc.	487,467	22,204
Total		77,640

Software 0.11%

FactSet Research Systems, Inc.	21,660	2,281

Specialty Retail 3.65%

Best Buy Co., Inc.	168,600	4,490
Lowe’s Cos., Inc.	573,775	28,706
Ross Stores, Inc.	401,544	29,232
TJX Cos., Inc. (The)	188,505	11,586
Total		74,014

Textiles, Apparel & Luxury Goods 1.67%

NIKE, Inc. Class B	224,410	17,571
VF Corp.	276,214	16,184
Total		33,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2014

Investments	Shares	Fair Value (000)

Thrifts & Mortgage Finance 0.13%

People’s United Financial, Inc.	192,554	$2,728

Tobacco 1.01%

Altria Group, Inc.	565,715	20,513

Trading Companies & Distributors 1.12%

W.W. Grainger, Inc.	89,041	22,707

Water Utilities 0.13%

Aqua America, Inc.	104,911	2,643

Wireless Telecommunication Services 0.09%

Telephone & Data Systems, Inc.	80,321	1,831

Total Common Stocks (cost $1,816,995,024)		2,016,534

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.41%

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/28/2014, Zero Coupon due 3/3/2014 with Fixed Income Clearing Corp. collateralized by $8,145,000 of U.S. Treasury Note at 1.875% due 8/31/2017; value: $8,409,713; proceeds: $8,241,686 (cost $8,241,686)	$8,242	8,242
Total Investments in Securities 99.85% (cost $1,825,236,710)		2,024,776
Cash and Other Assets in Excess of Liabilities(b) 0.15%		3,084
Net Assets 100.00%		$2,027,860

(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at February 28, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	March 2014	88	Long	$8,173,440	$282,679

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2014

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,016,534	$—	$—	$2,016,534
Repurchase Agreement	—	8,242	—	8,242
Total	$2,016,534	$8,242	$—	$2,024,776
Other Financial Instruments
Futures Contracts
Assets	$283	$—	$—	$283
Liabilities	—	—	—	—
Total	$283	$—	$—	$283

(1)	Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended February 28, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2014

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.50%

Aerospace & Defense 2.28%

Rockwell Collins, Inc.	83,363	$6,881
TransDigm Group, Inc.	51,071	9,098
Total		15,979

Auto Components 1.29%

BorgWarner, Inc.	147,617	9,071

Automobiles 1.37%

Harley-Davidson, Inc.	59,464	3,928
Tesla Motors, Inc.*	23,198	5,679
Total		9,607

Banks 0.66%

First Republic Bank	88,847	4,617

Beverages 2.00%

Brown-Forman Corp. Class B	93,289	7,818
Monster Beverage Corp.*	84,068	6,221
Total		14,039

Biotechnology 3.03%

Alkermes plc (Ireland)*(a)	80,752	3,930
Incyte Corp.*	61,883	3,977
Isis Pharmaceuticals, Inc.*	41,215	2,102
Medivation, Inc.*	74,415	5,351
Pharmacyclics, Inc.*	26,828	3,720
Puma Biotechnology, Inc.*	18,832	2,189
Total		21,269

Building Products 2.15%

Fortune Brands Home & Security, Inc.	166,008	7,759
Lennox International, Inc.	79,460	7,301
Total		15,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2014

Investments	Shares	Fair Value (000)

Capital Markets 3.59%

Affiliated Managers Group, Inc.*	53,873	$10,131
Artisan Partners Asset Management, Inc. Class A	49,272	3,112
Invesco Ltd.	103,514	3,551
TD Ameritrade Holding Corp.	250,284	8,367
Total		25,161

Chemicals 0.62%

Airgas, Inc.	40,141	4,327

Communications Equipment 2.34%

F5 Networks, Inc.*	66,054	7,420
Motorola Solutions, Inc.	87,639	5,802
Palo Alto Networks, Inc.*	44,465	3,164
Total		16,386

Containers & Packaging 1.88%

Ball Corp.	140,191	7,789
Rock-Tenn Co. Class A	48,129	5,372
Total		13,161

Distributors 1.25%

LKQ Corp.*	314,180	8,763

Diversified Financial Services 3.28%

CBOE Holdings, Inc.	82,190	4,441
IntercontinentalExchange Group, Inc.	48,445	10,117
Moody’s Corp.	106,919	8,447
Total		23,005

Electrical Equipment 4.69%

AMETEK, Inc.	187,010	9,956
Hubbell, Inc. Class B	64,948	7,764
Rockwell Automation, Inc.	61,219	7,520
Roper Industries, Inc.	56,376	7,646
Total		32,886

Electronic Equipment, Instruments & Components 1.36%

Trimble Navigation Ltd.*	249,906	9,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2014

Investments	Shares	Fair Value (000)

Energy Equipment & Services 0.79%

Helmerich & Payne, Inc.	55,711	$5,501

Food & Staples Retailing 0.59%

United Natural Foods, Inc.*	56,822	4,113

Food Products 1.90%

Hershey Co. (The)	65,733	6,956
WhiteWave Foods Co. (The) Class A*	224,111	6,342
Total		13,298

Health Care Equipment & Supplies 2.03%

C.R. Bard, Inc.	42,287	6,096
St. Jude Medical, Inc.	120,506	8,113
Total		14,209

Health Care Providers & Services 3.46%

Cardinal Health, Inc.	76,669	5,484
Envision Healthcare Holdings, Inc.*	119,075	4,008
Henry Schein, Inc.*	67,759	8,066
Universal Health Services, Inc. Class B	83,112	6,672
Total		24,230

Health Care Technology 0.68%

athenahealth, Inc.*	24,587	4,767

Hotels, Restaurants & Leisure 4.99%

Domino’s Pizza, Inc.	107,963	8,536
Dunkin’ Brands Group, Inc.	172,074	8,891
Starwood Hotels & Resorts Worldwide, Inc.	108,420	8,940
Wynn Resorts Ltd.	35,632	8,640
Total		35,007

Information Technology Services 1.19%

Alliance Data Systems Corp.*	29,292	8,351

Insurance 0.89%

Lincoln National Corp.	123,704	6,201

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2014

Investments	Shares	Fair Value (000)

Internet & Catalog Retail 2.51%

Netflix, Inc.*	17,531	$7,812
TripAdvisor, Inc.*	97,861	9,810
Total		17,622

Internet Software & Services 2.92%

Cornerstone OnDemand, Inc.*	69,561	4,061
Pandora Media, Inc.*	224,793	8,412
VeriSign, Inc.*	69,330	3,821
Yelp, Inc.*	44,041	4,158
Total		20,452

Leisure Equipment & Products 1.83%

Hasbro, Inc.	132,118	7,288
Polaris Industries, Inc.	41,426	5,552
Total		12,840

Life Sciences Tools & Services 3.17%

Agilent Technologies, Inc.	122,978	7,001
Illumina, Inc.*	51,519	8,835
Quintiles Transnational Holdings, Inc.*	118,274	6,405
Total		22,241

Machinery 4.96%

Flowserve Corp.	113,240	9,196
IDEX Corp.	103,281	7,753
Ingersoll-Rand plc (Ireland)(a)	116,479	7,122
SPX Corp.	46,237	4,979
WABCO Holdings, Inc.*	56,058	5,743
Total		34,793

Media 0.97%

Starz Class A*	213,399	6,825

Multi-Line Retail 1.05%

Dollar General Corp.*	122,696	7,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2014

Investments	Shares	Fair Value (000)

Oil, Gas & Consumable Fuels 4.29%

Concho Resources, Inc.*	59,899	$7,256
EQT Corp.	90,307	9,238
Laredo Petroleum, Inc.*	98,741	2,576
Range Resources Corp.	93,561	8,051
Rice Energy, Inc.*	123,895	2,973
Total		30,094

Pharmaceuticals 5.08%

Actavis plc*	58,373	12,890
Mallinckrodt plc (Ireland)*(a)	76,380	5,170
Mylan, Inc.*	155,058	8,617
Perrigo Co. plc (Ireland)(a)	54,489	8,960
Total		35,637

Professional Services 0.48%

Towers Watson & Co. Class A	30,920	3,373

Real Estate Management & Development 0.98%

CBRE Group, Inc. Class A*	244,940	6,846

Semiconductors & Semiconductor Equipment 1.91%

Avago Technologies Ltd. (Singapore)(a)	94,057	5,803
NXP Semiconductors NV (Netherlands)*(a)	135,463	7,617
Total		13,420

Software 9.03%

Autodesk, Inc.*	104,032	5,458
CommVault Systems, Inc.*	56,666	3,903
Concur Technologies, Inc.*	51,156	6,315
Electronic Arts, Inc.*	156,315	4,469
Qlik Technologies, Inc.*	197,514	6,024
Red Hat, Inc.*	132,277	7,803
ServiceNow, Inc.*	120,797	8,221
Splunk, Inc.*	53,955	5,004
Tableau Software, Inc. Class A*	61,286	5,782
Workday, Inc. Class A*	58,073	6,383
Zynga, Inc. Class A*	773,016	3,912
Total		63,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2014

Investments	Shares	Fair Value (000)

Specialty Retail 4.73%

AutoZone, Inc.*	19,481	$10,489
Ross Stores, Inc.	74,929	5,455
Tiffany & Co.	85,688	7,991
Tractor Supply Co.	130,872	9,234
Total		33,169

Textiles, Apparel & Luxury Goods 5.17%

Deckers Outdoor Corp.*	61,831	4,597
Kate Spade & Co.*	99,233	3,396
Michael Kors Holdings Ltd. (Hong Kong)*(a)	100,373	9,840
PVH Corp.	27,964	3,535
Ralph Lauren Corp.	31,396	5,057
VF Corp.	167,520	9,815
Total		36,240

Trading Companies & Distributors 0.64%

Air Lease Corp.	121,905	4,504

Wireless Telecommunication Services 1.47%

SBA Communications Corp. Class A*	108,202	10,298
Total Common Stocks (cost $539,964,071)		697,520

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.20%

Repurchase Agreement

Repurchase Agreement dated 2/28/2014, Zero Coupon due 3/3/2014 with Fixed Income Clearing Corp. collateralized by $1,465,000 of U.S. Treasury Note at 0.625% due 11/30/2017; value: $1,444,856; proceeds: $1,416,141 (cost $1,416,141)	$1,416	1,416
Total Investments in Securities 99.70% (cost $541,380,212)		698,936
Other Assets in Excess of Liabilities 0.30%		2,100
Net Assets 100.00%		$701,036

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2014

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$697,520	$—	$—	$697,520
Repurchase Agreement	—	1,416	—	1,416
Total	$697,520	$1,416	$—	$698,936

(1)	Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended February 28, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2014

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.92%

Aerospace & Defense 2.84%

Astronics Corp.*	171,146	$11,449
Hexcel Corp.*	795,018	35,776
Teledyne Technologies, Inc.*	411,400	40,309
Total		87,534

Airlines 1.54%

American Airlines Group, Inc.*	1,284,321	47,430

Auto Components 1.29%

Gentherm, Inc.*	580,200	16,408
Tenneco, Inc.*	386,000	23,253
Total		39,661

Capital Markets 2.07%

Evercore Partners, Inc. Class A	139,300	7,750
Stifel Financial Corp.*	1,169,200	56,227
Total		63,977

Chemicals 1.12%

Minerals Technologies, Inc.	644,000	34,454

Commercial Banks 18.63%

BBCN Bancorp, Inc.	2,198,200	37,413
Boston Private Financial Holdings, Inc.	2,147,900	28,009
City National Corp.	424,400	31,758
Columbia Banking System, Inc.	1,287,200	33,750
First Financial Holdings, Inc.	881,777	54,000
IBERIABANK Corp.	537,800	35,226
PacWest Bancorp	1,309,500	56,832
Pinnacle Financial Partners, Inc.	374,852	13,525
Prosperity Bancshares, Inc.	575,900	36,460
Renasant Corp.	785,957	22,840
Signature Bank*	304,300	39,842
SVB Financial Group*	264,000	33,240
UMB Financial Corp.	594,200	37,042
Umpqua Holdings Corp.	2,564,700	45,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2014

Investments	Shares	Fair Value (000)

Commercial Banks (continued)

ViewPoint Financial Group, Inc.	752,100	$18,803
Western Alliance Bancorp*	2,184,900	50,602
Total		574,917

Commercial Services & Supplies 1.27%

Mobile Mini, Inc.*	449,000	20,209
Steelcase, Inc. Class A	1,269,200	18,873
Total		39,082

Computers & Peripherals 1.18%

Electronics for Imaging, Inc.*	815,800	36,385

Construction & Engineering 1.55%

EMCOR Group, Inc.	599,300	28,035
Primoris Services Corp.	628,500	19,653
Total		47,688

Construction Materials 0.29%

Caesarstone Sdot-Yam Ltd. (Israel)(a)	152,775	9,032

Containers & Packaging 1.98%

AptarGroup, Inc.	373,400	24,708
Berry Plastics Group, Inc.*	873,500	21,252
Silgan Holdings, Inc.	314,000	15,138
Total		61,098

Electric: Utilities 1.88%

Cleco Corp.	318,700	15,753
IDACORP, Inc.	753,900	42,362
Total		58,115

Electrical Equipment 0.67%

Encore Wire Corp.	396,000	20,707

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2014

Investments	Shares	Fair Value (000)

Electronic Equipment, Instruments & Components 4.95%

Anixter International, Inc.	239,800	$25,647
Cognex Corp.*	382,947	14,422
Coherent, Inc.*	673,300	45,885
Littelfuse, Inc.	427,800	40,372
Rogers Corp.*	410,639	26,568
Total		152,894

Energy Equipment & Services 2.71%

Bristow Group, Inc.	398,669	30,937
GulfMark Offshore, Inc. Class A	599,200	28,426
Superior Energy Services, Inc.	816,800	24,169
Total		83,532

Food & Staples Retailing 1.54%

Andersons, Inc. (The)	494,604	27,124
Casey’s General Stores, Inc.	297,700	20,390
Total		47,514

Food Products 2.19%

Darling International, Inc.*	2,287,550	46,163
Diamond Foods, Inc.*	742,500	21,324
Total		67,487

Gas Utilities 3.40%

Laclede Group, Inc. (The)	528,000	24,209
New Jersey Resources Corp.	727,300	32,736
Piedmont Natural Gas Co., Inc.	482,400	16,315
South Jersey Industries, Inc.	555,600	31,769
Total		105,029

Health Care Equipment & Supplies 3.22%

Analogic Corp.	540,200	50,919
Greatbatch, Inc.*	596,900	25,864
West Pharmaceutical Services, Inc.	498,500	22,722
Total		99,505

Health Care Providers & Services 4.24%

Chemed Corp.	149,900	12,682
Hanger, Inc.*	914,586	32,422

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2014

Investments	Shares	Fair Value (000)

Health Care Providers & Services (continued)

HealthSouth Corp.	746,800	$24,405
MEDNAX, Inc.*	492,800	29,972
Team Health Holdings, Inc.*	697,700	31,411
Total		130,892

Health Care Technology 0.46%

Allscripts Healthcare Solutions, Inc.*	756,300	14,044

Hotels, Restaurants & Leisure 2.40%

Bob Evans Farms, Inc.	430,889	22,294
Cheesecake Factory, Inc. (The)	600,000	28,512
Jack in the Box, Inc.*	403,000	23,153
Total		73,959

Household Durables 0.70%

La-Z-Boy, Inc.	845,153	21,585

Information Technology Services 1.41%

ExlService Holdings, Inc.*	537,600	15,047
Jack Henry & Associates, Inc.	491,500	28,571
Total		43,618

Insurance 3.57%

Allied World Assurance Co. Holdings AG (Switzerland)(a)	293,800	29,298
Argo Group International Holdings Ltd.	401,800	17,736
Hilltop Holdings, Inc.*	1,125,800	27,593
Maiden Holdings Ltd.	738,813	8,297
ProAssurance Corp.	600,800	27,312
Total		110,236

Machinery 4.64%

Barnes Group, Inc.	1,474,800	56,706
Oshkosh Corp.	1,041,800	60,247
TriMas Corp.*	783,200	26,324
Total		143,277

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2014

Investments	Shares	Fair Value (000)

Marine 0.99%

Kirby Corp.*	291,300	$30,473

Media 1.14%

Cinemark Holdings, Inc.	1,197,100	35,219

Metals & Mining 2.66%

Commercial Metals Co.	1,311,100	25,370
Reliance Steel & Aluminum Co.	495,900	34,356
RTI International Metals, Inc.*	823,431	22,372
Total		82,098

Oil, Gas & Consumable Fuels 3.24%

Laredo Petroleum, Inc.*	1,300,500	33,930
Rex Energy Corp.*	1,368,100	25,994
Sanchez Energy Corp.*	1,347,000	40,127
Total		100,051

Paper & Forest Products 2.43%

Boise Cascade Co.*	1,149,700	34,020
KapStone Paper and Packaging Corp.*	1,288,000	40,945
Total		74,965

Pharmaceuticals 0.64%

Medicines Co. (The)*	641,900	19,610

Real Estate Investment Trusts 4.55%

Brandywine Realty Trust	1,173,400	17,190
First Industrial Realty Trust, Inc.	1,699,230	32,693
LaSalle Hotel Properties	1,358,300	42,569
Pebblebrook Hotel Trust	1,439,100	47,836
Total		140,288

Real Estate Management & Development 1.60%

Kennedy-Wilson Holdings, Inc.	1,954,500	49,449

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2014

Investments	Shares	Fair Value (000)

Road & Rail 1.18%

Ryder System, Inc.	483,700	$36,432

Semiconductors & Semiconductor Equipment 3.20%

Hittite Microwave Corp.	401,687	23,692
Synaptics, Inc.*	471,501	30,666
Teradyne, Inc.*	2,196,200	44,539
Total		98,897

Software 1.49%

Mentor Graphics Corp.	2,119,000	45,855

Specialty Retail 3.83%

ANN INC.*	1,130,400	40,299
Chico’s FAS, Inc.	1,270,300	20,998
Genesco, Inc.*	400,600	29,745
Penske Automotive Group, Inc.	623,500	26,991
Total		118,033

Trading Companies & Distributors 1.23%

Applied Industrial Technologies, Inc.	395,300	20,172
WESCO International, Inc.*	206,000	17,759
Total		37,931
Total Common Stocks (cost $2,197,457,091)		3,082,953

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.62%

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/28/2014, Zero Coupon due 3/3/2014 with Fixed Income Clearing Corp. collateralized by $10,005,000 of U.S. Treasury Note at 0.25% due 2/29/2016 and $9,545,000 of U.S. Treasury Note at 0.625% due 8/31/2017; value: $19,435,206; proceeds: $19,051,559 (cost $19,051,559)	$19,052	19,052
Total Investments in Securities 100.54%
(cost $2,216,508,650)		3,102,005
Liabilities in Excess of Other Assets (0.54)%		(16,515)
Net Assets 100.00%		$3,085,490

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2014

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,082,953	$—	$—	$3,082,953
Repurchase Agreement	—	19,052	—	19,052
Total	$3,082,953	$19,052	$—	$3,102,005

(1)	Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended February 28, 2014.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Dividend Growth Fund (“Calibrated Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Small-Cap Value Series (“Small Cap Value Fund”).

Calibrated Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference

Notes to Financial Statements (unaudited)(continued)

between the opening and closing value of the contract. As of February 28, 2014, Calibrated Dividend Growth Fund had open futures contracts.

(e)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 28, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of February 28, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$1,828,396,340	$542,525,224	$2,217,248,421
Gross unrealized gain	213,500,485	158,705,116	894,538,301
Gross unrealized loss	(17,121,042)	(2,294,220)	(9,781,666)
Net unrealized security gain	$196,379,443	$156,410,896	$884,756,635

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Notes to Financial Statements (unaudited)(concluded)

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Calibrated Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts during the period ended February 28, 2014 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of February 28, 2014, Calibrated Dividend Growth Fund had index futures contracts with a cumulated unrealized appreciation of $282,679, which is included on the Schedule of Investments.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer
Date: April 25, 2014

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: April 25, 2014

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 25, 2014